Note 20 - Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE
2
0
Fair Value Measurement
ASC
820
,
Fair Value Measurements
, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three
levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level
1
- Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level
2
- Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not
active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level
3
– Valuation is generated from model-based techniques that use significant assumptions not
observable in the market and are used only to the extent that observable inputs are not
available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The following table summarizes the assets of the Company for which fair values are determined on a recurring basis as of
December 31, 2017
and
2016.

	Carrying Value at December 31, 201 7
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$77,472	0	77,472	0
Mortgage loan commitments	28	0	28	0
Total	$77,500	0	77,500	0

	Carrying V alue at December 31, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$78,477	0	78,477	0
Mortgage loan commitments	66	0	66	0
Total	$78,543	0	78,543	0

The Company
may
also be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from the appl ication of the lower-of-cost-or-market accounting or write downs of individual assets. For assets measured at fair value on a nonrecurring basis in
2017
and
2016
that were still held at
December 31,
the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at
December 31, 2017
and
2016.

	Carrying Value at December 31, 201 7
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 201 7 Total gains (losses)
Loans held for sale	$1,837	0	1,837	0	1
Mortgage servicing rights, net	1,724	0	1,724	0	0
Loans (1)	3,201	0	3,201	0	(413)
Real estate, net (2)	627	0	627	0	0
Total	$7,389	0	7,389	0	(412)

	Carrying V alue at December 31, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year E nded December 31, 201 6 Total gains (losses)
Loans held for sale	$2,009	0	2,009	0	14
Mortgage servicing rights, net	1,604	0	1,604	0	0
Loans (1)	3,582	0	3,582	0	(380)
Real estate, net (2)	611	0	611	0	(197)
Total	$7,806	0	7,806	0	(563)

(1)	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero .
(2)	Represents the fair value and related losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.